Investment Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Investment Income

	For the year ended 31 December
	2019 RMB million	2018 RMB million	2017 RMB million
Debt securities
- held-to-maturity securities	38,229	34,657	30,669
- available-for-sale securities	21,373	22,991	19,608
- at fair value through profit or loss	3,546	3,869	3,618
Equity securities
- available-for-sale securities	21,823	16,492	27,019
- at fair value through profit or loss	981	1,284	920
Bank deposits	26,695	22,699	23,827
Loans	27,111	22,894	16,320
Securities purchased under agreements to resell	161	281	746

Total	139,919	125,167	122,727